Common Stock and Common Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Common Stock Issued and Outstanding
The table below summarizes the Class A common stock and Class B common stock issued and outstanding as of March 31, 2021.

	As of March 31, 2021
	Authorized	Issued and Outstanding
Common stock Class A	1,000,000,000	13,800,000
Common stock Class B	120,000,000	80,343,694
Total common stock	1,120,000,000	94,143,694

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

	December 31, 2020
	2019	2020
Convertible preferred stock outstanding	65,928,261	65,970,938
Options issued and outstanding	17,984,575	22,774,949
Shares available for future stock option issuances	751,514	201,582
Warrants to purchase convertible preferred stock	170,975	148,994
Total	84,835,325	89,096,463